May 4, 2007

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:             Nationwide Variable Account – II
           Nationwide Life Insurance Company
           SEC File No.  33-67636
           CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 26, to the Registration Statement for the Company and the Variable Account which became effective May 1, 2007, to include non-material clarifying disclosures.

Please contact the undersigned at (614) 249-6522 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Jeanny V. Simaitis
Jeanny V. Simaitis
Lead Counsel

cc: file